ALPS Variable Insurance Trust

AVS Listed Private Equity Portfolio

SUPPLEMENT DATED OCTOBER 1, 2010 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2010

On September 20, 2010, the Board of Trustees of the ALPS Variable Insurance Trust (the “Trust”) authorized an orderly liquidation of the AVS Listed Private Equity Portfolio (the “Portfolio”).

The effective date of the Portfolio’s liquidation shall be on or before January 7, 2011 or such other later date as shall be specified by the Board of Trustees of the Trust or by the officers of the Trust.